Commitments and Contingencies (Details) - Schedule of components of lease expense	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2023 USD ($)
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 304,824	$ 38,832	$ 299,721	$ 294,807
Finance lease cost:
Interest on lease obligations				66
Total lease cost	$ 304,824	$ 38,832	$ 299,721	$ 294,873